Contract revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table presents fee revenue related to contracts with customers, disaggregated by type of fee revenue, for each business segment. Business segment data has been determined on an internal management basis of accounting, rather than GAAP which is used for consolidated financial reporting.

Disaggregation of contract revenue by business segment
	Year ended Dec. 31,
	2020				2019 (a)				2018 (a)
(in millions)	IS	IWM	Other	Total	IS	IWM	Other	Total	IS	IWM	Other	Total
Fee revenue – contract revenue:
Investment services fees:
Asset servicing fees	$4,532	$95	$(53)	$4,574	$4,399	$85	$(33)	$4,451	$4,416	$88	$(20)	$4,484
Clearing services fees	1,716	—	—	1,716	1,649	—	(1)	1,648	1,615	—	—	1,615
Issuer services fees	1,093	—	—	1,093	1,130	—	—	1,130	1,099	—	—	1,099
Treasury services fees	602	1	—	603	560	1	—	561	553	1	—	554
Total investment services fees	7,943	96	(53)	7,986	7,738	86	(34)	7,790	7,683	89	(20)	7,752
Investment management and performance fees	17	3,373	(17)	3,373	17	3,389	(16)	3,390	16	3,634	(15)	3,635
Financing-related fees	77	2	1	80	59	—	1	60	61	1	(2)	60
Distribution and servicing	(22)	137	—	115	(49)	178	—	129	(51)	191	—	140
Investment and other income	239	(148)	1	92	282	(197)	—	85	279	(202)	2	79
Total fee revenue – contract revenue	8,254	3,460	(68)	11,646	8,047	3,456	(49)	11,454	7,988	3,713	(35)	11,666
Fee and other revenue – not in scope of ASC 606 (b)(c)	1,002	35	139	1,176	879	29	886	1,794	956	86	84	1,126
Total fee and other revenue	$9,256	$3,495	$71	$12,822	$8,926	$3,485	$837	$13,248	$8,944	$3,799	$49	$12,792
(a)    Restated to reflect the 2020 business segment reclassifications. There was no impact on total revenue, by type or in aggregate. See Note 24 for additional information related to the reclassifications.
(b)    Primarily includes foreign exchange and other trading revenue, financing-related fees, investment and other income (loss), asset servicing fees and net securities gains (losses), all of which are accounted for using other accounting guidance.
(c)    The Investment and Wealth Management business segment includes income (loss) from consolidated investment management funds, net of noncontrolling interests, of $75 million in 2020, $30 million in 2019 and $(1) million in 2018.
IS – Investment Services business segment.
IWM – Investment and Wealth Management business segment.